Debentures	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Debentures [Abstract]
Debentures
23. Debentures
23.1 Details of debentures as of December 31, 2021 and 2022, are as follows:

	Interest rate (%) as of December 31, 2022	December 31, 2021		December 31, 2022
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	5.65 ~ 8.62	￦	910	￦	710
Exchangeable bonds*	0.00		240,000		240,000
Subordinated fixed rate debentures	2.02 ~ 7.86		6,241,957		5,354,890
Fixed rate debentures	0.99 ~ 13.70		44,124,235		45,424,094
Floating rate debentures	1.54 ~ 6.36		6,893,782		5,455,000

			57,500,884		56,474,694

Fair value adjustments of fair value hedged debentures in Korean won			(79,877)		(249,629)
Less: Discount on debentures in Korean won			(38,976)		(29,166)
Less: Adjustment for exchange right of exchangeable bonds in Korean won			(11,719)		(8,435)

			57,370,312		56,187,464

Debentures in foreign currencies
Floating rate debentures	2.42 ~ 5.98		2,749,174		2,168,341
Fixed rate debentures	0.05 ~ 12.00		7,312,966		10,482,244

			10,062,140		12,650,585

Fair value adjustments of fair value hedged debentures in foreign currencies			27,953		(95,865)
Less: Discount on debentures in foreign currencies			(30,217)		(43,981)

			10,059,876		12,510,739

		￦	67,430,188	￦	68,698,203

*
Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦ 48,000. Exercise period for exchange right is from the 60th day of the issuance date to 10 days before the maturity date.

23.2 Changes in debentures based on par value for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Issue		Repayment		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	1,960	￦	—	￦	(1,050)	￦	—	￦	910
Exchangeable bonds		240,000		—		—		—		240,000
Subordinated fixed rate debentures		4,834,407		1,409,000		(1,450)		—		6,241,957
Fixed rate debentures		47,229,619		110,295,448		(113,400,832)		—		44,124,235
Floating rate debentures		3,190,000		6,085,064		(2,381,282)		—		6,893,782

		55,495,986		117,789,512		(115,784,614)		—		57,500,884

Debentures in foreign currencies
Floating rate debentures		2,232,938		810,920		(500,901)		206,217		2,749,174
Fixed rate debentures		5,030,580		3,195,539		(1,224,070)		310,917		7,312,966

		7,263,518		4,006,459		(1,724,971)		517,134		10,062,140

	￦	62,759,504	￦	121,795,971	￦	(117,509,585)	￦	517,134	￦	67,563,024

	2022
	Beginning		Issue		Repayment		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	910	￦	—	￦	(200)	￦	—	￦	710
Exchangeable bonds		240,000		—		—		—		240,000
Subordinated fixed rate debentures		6,241,957		286,000		(1,173,067)		—		5,354,890
Fixed rate debentures		44,124,235		96,782,415		(95,482,556)		—		45,424,094
Floating rate debentures		6,893,782		5,350,000		(6,788,782)		—		5,455,000

		57,500,884		102,418,415		(103,444,605)		—		56,474,694

Debentures in foreign currencies
Floating rate debentures		2,749,174		1,286,016		(2,072,615)		205,766		2,168,341
Fixed rate debentures		7,312,966		3,940,693		(1,113,993)		342,578		10,482,244

		10,062,140		5,226,709		(3,186,608)		548,344		12,650,585

	￦	67,563,024	￦	107,645,124	￦	(106,631,213)	￦	548,344	￦	69,125,279